Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Quantitative Information About Level 3 Inputs [Table Text Block]

December 31, 2012
Valuation Technique	Unobservable Input	Range	Weighted Average
Discounted Cash Flow	Prepayment rate	8 through 15%	10.0%
	Default rate	10 through 15	12.5
	Loss severity	10 through 25	18.0

Balances Of Assets And Liabilities Measured At Fair Value On A Recurring Basis [TableTextBlock]

	December 31, 2012
(In thousands)	Level 1	Level 2	Level 3	Total
Financial assets:
Securities available for sale:
U.S. Government sponsored entities	$-	$2,568	$-	$2,568
State and political subdivisions	-	15,303	-	15,303
Residential mortgage-backed securities	-	45,545	-	45,545
Commercial mortgage-backed securities	-	-	4,463	4,463
Corporate and other securities	-	21,659	-	21,659
Total securities available for sale	$-	$85,075	$4,463	$89,538

	December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Total
Financial assets:
Securities available for sale:
U.S. Government sponsored entities	$-	$5,376	$-	$5,376
State and political subdivisions	-	17,878	-	17,878
Residential mortgage-backed securities	-	57,924	-	57,924
Commercial mortgage-backed securities	-	210	-	210
Corporate and other securities	-	7,377	-	7,377
Total securities available for sale	$-	$88,765	$-	$88,765
Financial liabilities:
Interest rate swap agreements	$	$43	$	$43

Schedule Of Fair Value Changes In Level 3 [Table Text Block]

(In thousands)	For the year ended December 31, 2012
Commercial mortgage-backed securities:
Balance, beginning of year	$-
Purchases	4,423
Total net gains included in:
Other comprehensive income	40
Balance, end of year	$4,463

Assets And Liabilities Carried On The Balance Sheet By Caption And By Level Within The Hierarchy (As Described Above) [TableTextBlock]

	Fair value at December 31, 2012				Gains (losses) from fair value changes during the year ended
(In thousands)	Level 1	Level 2	Level 3	Total	December 31, 2012
Financial assets:
OREO	$-	$-	$864	$864	$(1,098)
Impaired collateral-dependent loans	-	-	8,159	8,159	2,448

	Fair value at December 31, 2011				Losses from fair value changes during the year ended
(In thousands)	Level 1	Level 2	Level 3	Total	December 31, 2011
Financial assets:
OREO	$-	$-	$1,087	$1,087	$(665)
Impaired collateral-dependent loans	-	-	13,705	13,705	(1,992)

Carrying Amount And Estimated Fair Values Of The Company's Financial Instruments Not Previously Presented [TableTextBlock]

		December 31, 2012		December 31, 2011
(In thousands)	Fair value level	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets:
Cash and cash equivalents	Level 1	$94,192	$94,192	$82,574	$82,574
Securities held to maturity (1)	Level 2	21,515	22,741	18,771	19,879
SBA loans held for sale	Level 2	6,937	7,582	7,668	8,192
Loans, net of allowance for loan losses (2)	Level 2	565,341	564,528	568,576	572,165
Federal Home Loan Bank stock	Level 2	3,989	3,989	4,088	4,088
SBA servicing assets	Level 3	396	396	418	418
Accrued interest receivable	Level 2	3,298	3,298	3,703	3,703
Financial liabilities:
Deposits	Level 2	648,760	650,668	643,971	647,281
Borrowed funds and subordinated debentures	Level 2	90,465	100,257	90,465	102,533
Accrued interest payable	Level 2	434	434	523	523